Revenue and Contracts with Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Summarizes Revenue Disaggregation	The following tables summarizes our revenue disaggregation by customer type and geographic region for the following periods:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Government	$627,803	$638,641	$1,943,195	$2,636,263
Non-government	1,454,750	2,425,738	5,029,914	8,162,872
	$2,082,553	$3, 064,379	$6,973,109	$10,799,135
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
United States	$1,595,271	$2,295,362	$5,305,703	$267,468
Canada	487,282	769,017	1,667,406	2,531,667
	$2,082,553	$3,064,379	$6,973,109	$10,799,135
The following tables summarize revenue disaggregation by product for the following periods:
	Year Ended December 31,
	2022	2021
Government	$2,945,946	$3,258,158
Non-government	10,699,084	14,368,939
	$13,645,030	$17,627,097

Schedule of Revenue and Contracts with Customers
	Year Ended December 31,
	2022	2021
United States	$10,458,169	$13,408,624
Canada	3,186,861	4,218,473
	$13,645,030	$17,627,097

Schedule of Allowance for Doubtful Accounts	The allowance for doubtful accounts consists of the following activity:
	Year Ended December 31,
	2022	2021
Allowance for doubtful accounts, balance at beginning of period	$315,985	$153,485
Bad debt expense	539,801	550,521
Write-off uncollectable accounts	(502,307)	(388,021)
Allowance for doubtful accounts, balance at end of period	$353,479	$315,985

Schedule of Summarizes Deferred Revenue Activity	The following table summarizes deferred revenue activity for the year ended December 31, 2022:
	As of January 1, 2022	Net additions	Revenue recognized	As of December 31, 2022
Deferred revenue	$1,117,703	5,446,403	5,833,533	$730,573

Schedule of Summarizes Deferred Contract Cost Activity	The following table summarizes deferred contract cost activity for the nine months ended September 30, 2023:
	As of December 31, 2022	Additions	Amortized costs	As of September 30, 2023
Deferred contract costs	$36,465	—	(36,465)	$—
The following table summarizes deferred contract cost activity for the year ended December 31, 2022:
	As of January 1, 2022	Additions	Amortized costs(1)	As of December 31, 2022
Deferred contract costs	$142,930	124,690	231,155	$36,465

(1)      Includes contract costs amortized to Sales and marketing expense during the period.

Schedule of Deferred Revenue Activity	The following table summarizes deferred revenue activity for the nine months ended September 30, 2023:
	As of December 31, 2022	Net additions	Revenue recognized	As of September 30, 2023
Deferred revenue	$730,573	4,719,118	(4,979,817)	$469,874